Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,070	$ 13,160	$ 16,967
Grant funds receivable	1,599	855	345
Prepaids and other	423	375	415
Total current assets	15,092	14,390	17,727
Deposits and other long-term assets	1,050	1,550	2,293
Property and equipment, net	16,645	16,885	14,670
Operating lease assets, net	1,676	2,104	2,901
Total assets	34,463	34,929	37,591
Current liabilities:
Accounts payable	474	277	4,780
Accrued liabilities	1,071	1,159	835
Unearned reservation fees	4,095	4,086	3,863
Current portion of lease liabilities	1,092	1,030	915
Current portion of lease liabilities and other current liabilities		1,030	915
Total current liabilities	6,732	6,552	10,393
Right of use liabilities - operating lease	903	1,468	2,498
Other long-term liabilities	15	15	15
Total liabilities	7,650	8,035	12,906
Commitments and contingencies (Note 8)
Stockholders’ Equity
Preferred stock, $0.0001 par value, 31,304,495 authorized; 3,721,394 shares issued and outstanding (Note 9)
Additional paid-in capital	327,172	304,584	268,001
Subscription receivables	(12)	(281)	(814)
Accumulated deficit	(300,350)	(277,412)	(242,505)
Total stockholders’ equity	26,813	26,894	24,685
Total liabilities and stockholders’ equity	34,463	34,929	37,591
Common Class A [Member]
Stockholders’ Equity
Common stock	2	2	2
Common Class B [Member]
Stockholders’ Equity
Common stock	$ 1	$ 1	$ 1